UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund:  BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida

             Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 98.3%
Corporate — 3.9%
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,066,100
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,285,780

		3,351,880
County/City/Special District/School District — 34.3%
City of Jacksonville Florida, Refunding RB:
Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,569,920
Brooks Rehabilitation Project, 5.00%, 11/01/20	400	450,780
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,264,100
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	2,500	2,680,325
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/17 (a)	5,545	5,778,001
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/18 (a)	4,000	4,261,800
County of Northern Palm Beach Florida Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,004,220
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	539,727
Indian River County School Board, COP, Refunding, Series A, 5.00%, 7/01/20	1,000	1,133,200
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 5/01/20	1,250	1,408,362
Palm Beach County School District, COP, Refunding Series B, 5.00%, 8/01/20	3,000	3,408,060

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (continued)
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 5/01/13 (b)(c)	$2,425	$1,696,409

		29,194,904
Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 4/01/20	795	886,624
County of Orange Florida Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/17 (a)	725	760,235
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	400	424,452
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,114,190
Volusia County School Board, COP, Refunding Series A, 5.00%, 8/01/20	350	397,747

		3,583,248
Health — 17.8%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 4/01/20	500	559,130
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,405,928
County of Marion Florida Hospital District, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/17 (a)	1,500	1,558,395
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/17	190	191,549
3.25%, 6/01/18	195	199,567
3.50%, 6/01/19	200	208,362

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	$4,735	$5,530,006
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,448,773
County of Palm Beach Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,197,300
Halifax Hospital Medical Center, Refunding RB, 5.00%, 6/01/20	590	662,794
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	169,838

		15,131,642
Housing — 1.0%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	130	131,906
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	150	152,222
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.70%, 7/01/22	425	433,198
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.63%, 10/01/39	85	86,399

		803,725
State — 11.7%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,162,896
4.00%, 10/01/20	1,105	1,203,080
4.00%, 10/01/21	500	551,655
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 4/01/20 (d)	3,185	2,928,512

Municipal Bonds	Par (000)	Value
Florida (continued)
State (continued)
Florida Municipal Loan Council, Refunding RB (continued):
Series B-2 (AGM), 4.00%, 10/01/20	$655	$714,048
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,407,700

		9,967,891
Transportation — 10.7%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	923,725
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	178,326
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,815,075
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,563,279
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,700,955
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	623,684
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,290,064

		9,095,108
Utilities — 14.7%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 9/01/20	2,970	3,401,927
City of Miami Beach Florida, RB, 5.00%, 9/01/20	250	284,810
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,348,668
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,492,960

2	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Municipal Bonds	Par (000)	Value
Florida (continued)
Utilities (continued)
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	$510	$559,715
Florida Governmental Utility Authority, Refunding RB:
4.00%, 10/01/20	500	548,270
Lehigh Utility (AGM), 5.00%, 10/01/20	635	720,388
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	568,975
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 4/01/20	530	587,532

		12,513,245
Total Municipal Bonds in Florida		83,641,643
Guam — 0.5%
Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	100	112,186

Municipal Bonds	Par (000)	Value
Guam (continued)
Utilities (continued)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$347,349
Total Municipal Bonds in Guam		459,535
Total Municipal Bonds Cost ($80,774,262) — 98.8%		84,101,178

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (e)(f)	294,874	294,903
Total Short-Term Securities (Cost — $294,874)— 0.3%		294,903
Total Investments (Cost — $81,069,136*) — 99.1%		84,396,081
Other Assets Less Liabilities — 0.9%		725,351

Net Assets Applicable to Common Shares — 100.0%		$85,121,432

* As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$81,068,293

Gross unrealized appreciation		$4,094,316
Gross unrealized depreciation		(766,528)

Net unrealized appreciation		$3,327,788

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Zero-coupon bond.

(e)	Current yield as of period end.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

(f)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,836,731	(1,541,857)	$294,874	$294,903	$359	4

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widelyrecognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$84,101,178	—	$84,101,178
Short-TermSecurities	$294,903	—	—	294,903

Total	$294,903	$84,101,178	—	$84,396,081

[1] See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$402	—	—	$402

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2016	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 20, 2016